Organization and Operations (Tables)	12 Months Ended
Dec. 31, 2015
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Sshedule of fair value of net liabilities assumed and allocation
Purchase Consideration:
Common stock at fair market value	$290,000
Cash paid	200,000
Cash flow note assumed	50,000
Current liabilities assumed	226,624
Total Purchase Consideration	$766,624

The fair value allocation is based on management’s estimates:

Purchase Price Allocation
Cash	$9,961
Accounts receivable	$13,363
Inventory	$342,458
Property and equipment	$932
Goodwill	$399,910
Current liabilities	$(226,624)

Purchase Commitment [Member]
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Sshedule of fair value of net liabilities assumed and allocation
Purchase Consideration:
Common stock at fair market value	$60,000
Cash paid	5,200
Current liabilities assumed	47,918
Total Purchase Consideration	$113,118

The fair value allocation is based on management’s estimates:

Purchase Price Allocation
Other assets	$5,213
Goodwill	$107,905
Current liabilities	$(47,918)